Warrants - Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding (Details) - Stock Option [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	712,224	38,085
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 9 days	2 years 10 months 13 days
Warrants Outstanding, Weighted Average Exercise Price	$ 184.36	$ 756.25
Public and Private Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 11,500	$ 11,500
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	6,701	6,701
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	10 days	6 months 10 days
Warrants Outstanding, Weighted Average Exercise Price	$ 908.75	$ 2,023.75
September 2025 Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 675.63
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	3,777
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 1 month 6 days
Warrants Outstanding, Weighted Average Exercise Price	$ 173.75
April 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 266.25	$ 860
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)	701,746	116
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 7 months 28 days	3 days
Warrants Outstanding, Weighted Average Exercise Price	$ 177.5	$ 2.5
August 2024 Warrants [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 550
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		2,000
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		2 months 26 days
Warrants Outstanding, Weighted Average Exercise Price		$ 28.75
Private Placement Warrant [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price		$ 675.63
Warrants Outstanding, Number Outstanding (in Shares) (in Shares)		29,268
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)		3 years 7 months 6 days
Warrants Outstanding, Weighted Average Exercise Price		$ 518.75
Minimum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	266.25	0.0125
Maximum [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Warrants Outstanding, Range of Exercise Price	$ 11,500	$ 11,500